Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2018
Vehicles and equipment on operating leases

9. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2017	2018
Vehicles	6,105,527	6,124,699
Equipment	13,096	13,373
Less - Deferred income and other	(152,044)	(203,679)

	5,966,579	5,934,393
Less - Accumulated depreciation	(1,263,774)	(1,352,840)
Less - Allowance for credit losses	(18,889)	(15,013)

Vehicles and equipment on operating leases, net	4,683,916	4,566,540

Rental income from vehicles and equipment on operating leases was ¥891,733 million, ¥850,210 million and ¥927,443 million for the years ended March 31, 2016, 2017 and 2018, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2019	769,926
2020	490,182
2021	221,216
2022	46,818
2023	11,675
Thereafter	1,478

Total minimum future rentals	1,541,295

The future minimum rentals as shown above should not be considered indicative of future cash collections.